Capital Management and Risk Policies - Schedule of Changes in Gross Carrying Amount of Specific Segment Portfolio (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	$ 160,719,682	$ 208,640,361
Financial assets derecognized during the period other than write-offs	(19,313,510)	(29,711,167)
New financial assets originated or purchased	40,102,974	40,650,303
FX and other movements	35,526,955	14,152,189
Inflation Effect	(42,665,481)
Gross carrying amount, Ending Balance	174,370,620	160,719,682	$ 208,640,361
Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	58,301,206	75,596,448
Financial assets derecognized during the period other than write-offs	(21,356,960)	(26,977,231)
New financial assets originated or purchased	82,936,327	34,252,715
FX and other movements	16,711,606	1,883,642
Inflation Effect	(15,476,940)
Gross carrying amount, Ending Balance	121,115,239	58,301,206	75,596,448
Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	295,493,705	297,144,319
Financial assets derecognized during the period other than write-offs	(105,711,270)	(133,910,571)
New financial assets originated or purchased	223,224,677	229,491,466
FX and other movements	(56,466,992)	3,705,363
Inflation Effect	(78,443,296)
Gross carrying amount, Ending Balance	278,096,824	295,493,705	297,144,319
Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	75,772,613	103,631,684
Financial assets derecognized during the period other than write-offs	(9,451,786)	(7,242,252)
New financial assets originated or purchased	48,070,218	16,643,298
FX and other movements	(309,334)	(995,051)
Inflation Effect	(20,032,874)
Gross carrying amount, Ending Balance	94,048,837	75,772,613	103,631,684
12-month ECL [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation Effect		(73,012,004)
12-month ECL [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation Effect			(26,454,368)
12-month ECL [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation Effect		(100,936,872)
12-month ECL [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation Effect		(36,265,066)
12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	109,088,241	172,450,615
Financial assets derecognized during the period other than write-offs	(11,928,884)	(20,427,940)
New financial assets originated or purchased	29,264,738	26,894,580
FX and other movements	25,161,879	16,827,627
Inflation Effect	(28,959,131)	(60,347,696)
Gross carrying amount, Ending Balance	116,918,822	109,088,241	172,450,615
12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	46,764,260	63,122,213
Financial assets derecognized during the period other than write-offs	(17,132,751)	(20,470,141)
New financial assets originated or purchased	76,897,926	28,523,815
FX and other movements	13,347,534	2,082,732
Inflation Effect	(12,414,283)		(22,089,109)
Gross carrying amount, Ending Balance	105,769,335	46,764,260	63,122,213
12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	280,598,191	279,116,409
Financial assets derecognized during the period other than write-offs	(102,627,396)	(127,647,061)
New financial assets originated or purchased	218,915,986	225,010,476
FX and other movements	(52,209,009)	4,728,212
Inflation Effect	(74,489,053)	(94,628,151)
Gross carrying amount, Ending Balance	263,742,041	280,598,191	279,116,409
12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	64,077,108	81,852,887
Financial assets derecognized during the period other than write-offs	(2,811,379)	(2,185,596)
New financial assets originated or purchased	46,738,397	14,124,048
FX and other movements	(440,215)	(590,047)
Inflation Effect	(16,893,380)	(28,643,754)
Gross carrying amount, Ending Balance	89,220,860	64,077,108	81,852,887
12-month ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation Effect		(10,186,408)
12-month ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation Effect			(3,047,775)
12-month ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation Effect		(4,461,209)
12-month ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation Effect		(4,845,883)
12-month ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation Effect		(2,477,900)
12-month ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation Effect			(1,317,484)
12-month ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation Effect		(1,847,512)
12-month ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Inflation Effect		(2,775,429)
Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	43,711,621	29,108,855
Financial assets derecognized during the period other than write-offs	(3,444,031)	(5,018,864)
New financial assets originated or purchased	8,648,366	9,264,446
FX and other movements	9,429,822	(1,808,697)
Inflation Effect	(11,603,914)
Gross carrying amount, Ending Balance	50,241,723	43,711,621	29,108,855
Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	7,028,411	8,709,371
Financial assets derecognized during the period other than write-offs	(1,255,604)	(4,219,661)
New financial assets originated or purchased	4,573,084	2,004,755
FX and other movements	2,851,237	(205,253)
Inflation Effect	(1,865,798)
Gross carrying amount, Ending Balance	12,956,946	7,028,411	8,709,371
Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	8,256,549	12,748,427
Financial assets derecognized during the period other than write-offs	(2,758,287)	(6,101,582)
New financial assets originated or purchased	4,227,395	4,050,575
FX and other movements	(289,643)	(4,048,564)
Inflation Effect	(2,191,826)
Gross carrying amount, Ending Balance	13,558,645	8,256,549	12,748,427
Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	3,453,393	13,847,683
Financial assets derecognized during the period other than write-offs	(942,188)	(1,586,931)
New financial assets originated or purchased	1,058,663	1,344,667
FX and other movements	38,646	(212,942)
Inflation Effect	(927,015)
Gross carrying amount, Ending Balance	2,455,718	3,453,393	13,847,683
Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	7,919,820	7,080,891
Financial assets derecognized during the period other than write-offs	(3,940,595)	(4,264,363)
New financial assets originated or purchased	2,189,870	4,491,277
FX and other movements	935,254	(866,741)
Inflation Effect	(2,102,436)
Gross carrying amount, Ending Balance	7,210,075	7,919,820	7,080,891
Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	4,508,535	3,764,864
Financial assets derecognized during the period other than write-offs	(2,968,605)	(2,287,429)
New financial assets originated or purchased	1,465,317	3,724,145
FX and other movements	512,835	6,163
Inflation Effect	(1,196,859)
Gross carrying amount, Ending Balance	2,388,958	4,508,535	3,764,864
Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	6,638,965	5,279,483
Financial assets derecognized during the period other than write-offs	(325,587)	(161,928)
New financial assets originated or purchased	81,296	430,415
FX and other movements	(3,968,340)	3,025,715
Inflation Effect	(1,762,417)
Gross carrying amount, Ending Balance	796,138	6,638,965	5,279,483
Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	8,242,112	7,931,114
Financial assets derecognized during the period other than write-offs	(5,698,219)	(3,469,725)
New financial assets originated or purchased	273,158	1,174,583
FX and other movements	92,235	(192,062)
Inflation Effect	(2,212,479)
Gross carrying amount, Ending Balance	2,372,259	8,242,112	$ 7,931,114
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(13,927,874)	(37,581,890)
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,290,768)	(4,996,285)
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6,918,520)	(8,442,902)
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,125,451)	(1,511,927)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	13,927,874	37,581,890
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,290,768	4,996,285
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,918,520	8,442,902
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,125,451	1,511,927
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,547,026)	(2,165,255)
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(132,027)	(245,369)
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(8,821)
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,376,997)	(2,532,826)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,547,026	2,165,255
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	132,027	245,369
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		8,821
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,376,997	2,532,826
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	9,476,779	13,388,560
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,697,439	828,828
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	471,842	2,469,057
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		3,537,875
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(9,476,779)	(13,388,560)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,697,439)	(828,828)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(471,842)	(2,469,057)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(505,324)	(3,537,875)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	505,324
Transfer from stage 2 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	869,079
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,510,981)	(1,915,261)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(110,371)	(406,583)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(132,221)	(28,659)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(869,079)	(3,074,964)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,510,981	1,915,261
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	110,371	406,583
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	132,221	28,659
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		3,074,964
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	290,100	49,640
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	32,005	7,576
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		972
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	183,698	26,448
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(290,100)	(49,640)
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(32,005)	(7,576)
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(972)
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(183,698)	(26,448)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	559,745	74,220
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	142,658	26,100
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		123,716
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	23,171	7,711
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(559,745)	(74,220)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(142,658)	(26,100)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(123,716)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	$ (23,171)	$ (7,711)